Other Income, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income, Net
Foreign exchange (loss) gains, net	$ (7)		$ 12
Loss on disposal of businesses		$ (1)
Non-service components of net periodic pension benefit	8	9	2
Other income, net	$ 1	$ 8	$ 14